Interim Condensed Consolidated Balance Sheets (Parentheticals) - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Allowance for expected credit losses		$ 410,000
Ordinary shares, par value per share (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	1,000,000,000	1,000,000,000
Ordinary shares, shares issued (in Shares)	15,980,000	15,500,000
Ordinary shares, shares outstanding (in Shares)	15,980,000	15,500,000
Customers
Allowance for expected credit losses	$ 500,000	$ 516,000
Related Party
Allowance for expected credit losses	66,000	59,000
Brokers-dealers and clearing organizations
Allowance for expected credit losses	$ 22,000	$ 15,000